REVENUE AND COST OF SALES	6 Months Ended
Jun. 30, 2023
REVENUE AND COST OF SALES
Revenue And Cost Of Sales

16. REVENUE AND COST OF SALES

The Company’s revenues for the six months ended June 30, 2023 and 2022, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Concentrate sales	$9,838	$11,189	$19,830	$20,978
Provisional pricing adjustments	(620)	(1,819)	(787)	(558)
	$9,218	$9,370	$19,043	$20,420

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Production costs	$7,407	$4,987	$14,711	$10,834
Write down of equipment and materials and supplies inventory	91	-	91	-
Depreciation and depletion	677	481	1,347	940
	$8,175	$5,468	$16,149	$11,774